TAXES ON INCOME	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Taxes Abstract
TAXES ON INCOME
NOTE 17: -	TAXES ON INCOME

a. Tax rates applicable to the Company and its subsidiaries:

1.	The Israeli corporate income tax rate was 23% for all years presented.

2.
The Company’s U.S. subsidiaries, Evogene Inc., Lavie Bio Inc., Lavie Tech Inc., Taxon Biosciences, Inc., and AgPlenus Inc., are subject to U.S. income taxes. During the years 2018 through 2022, the tax rates applicable to those companies were approximately 21% and 6.5% (federal tax and state tax, respectively, where those companies operate).

b. Tax assessments:

Evogene Ltd. and its subsidiary Casterra Ag Ltd. received assessments that are considered final, up to and including the 2016 tax year.

The Company’s Israeli subsidiaries, Biomica Ltd., AgPlenus Ltd., Lavie Bio Ltd. and Canonic Ltd. have not received final tax assessments since their incorporation.

c.
Carryforward losses for tax purposes and other temporary differences:

As of December 31, 2022, Evogene Ltd. and its Israeli subsidiaries have carryforward operating tax losses amounting to approximately $161,000 and $58,000, respectively, which can be carried forward for an indefinite period.

d.
Deferred taxes:

The Company did not record deferred tax assets with respect to net operating losses incurred by the Company and the Israeli subsidiaries since it is not probable that they will generate a taxable income in future years.

The Company recorded current tax liability in one of its US subsidiaries in the amount of $172 offset by a tax in the amount of $94 resulting in a corresponding deferred tax asset as of December 31, 2022 with respect to the amortization of research and development expenses within the scope of U.S. Internal Revenue Code section 174 over five years.

e.	Theoretical tax:

As the Company has incurred operating losses during the years ended December 31, 2022, 2021 and 2020 for which deferred taxes were not recorded, as mentioned in note 17d. The reconciliation between the tax expense, assuming that all the income and expenses, gains and losses in the statement of income were taxed at the statutory tax rate, and the taxes on income recorded in profit or loss, does not provide significant information and is therefore not presented.